Financial Risk Management Objectives and Policies - Schedule of Interest Rate Risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase/(decrease) in basis points [Member]
2024
Increase/(decrease) in basis points	100	100
Increase/(decrease) in loss before tax	¥ (100)	¥ (100)
Increase/(decrease) in loss before tax [Member]
2024
Increase/(decrease) in basis points	19,113	11,160
Increase/(decrease) in loss before tax	¥ (19,113)	¥ (11,160)